Reconciliation of Changes In Class L Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity [Line Items]
Class L common stock, balance at beginning of period	1,318,970
Class L common stock, balance at end of period	1,327,115
Class L common stock, balance at beginning of period	1,317,581
Class L common stock, balance at end of period	1,327,115
Repurchase of Class L common stock	$ (497)		$ (22)
Common Stock Class L [Member]
Stockholders Equity [Line Items]
Class L common stock, balance at beginning of period	1,318,970	1,318,442	1,316,146
Issuance of Class L common stock	18,610	528	2,296
Retirement of treasury stock	(10,465)
Accretion of Class L preferred return
Class L common stock, balance at end of period	1,327,115	1,318,970	1,318,442
Class L common stock, balance at beginning of period	1,317,581	1,317,053	1,315,003
Issuance of Class L common stock	18,610	528	2,296
Repurchase of Class L common stock	(9,076)	0	(246)
Retirement of treasury stock
Accretion of Class L preferred return	84,647	72,842	65,962
Class L common stock, balance at end of period	1,327,115	1,317,581	1,317,053
Class L common stock, balance at beginning of period	772,422	699,533	633,452
Issuance of Class L common stock	1,675	47	208
Repurchase of Class L common stock	(4,643)		(89)
Retirement of treasury stock
Accretion of Class L preferred return	84,647	72,842	65,962
Class L common stock, balance at end of period	$ 854,101	$ 772,422	$ 699,533